Subsequent Events (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 23, 2019	Sep. 10, 2019	Jun. 30, 2019
Subsequent Events (Textual)
Net proceeds			$ 17,839,656
Subsequent Event [Member]
Subsequent Events (Textual)
Share purchase agreements and subscription agreements, description	The Company closed on private placements of equity securities pursuant to Share Purchase Agreements and Subscription Agreements, dated September 23, 2019. The price per share was $7.00. The Company issued an aggregate of 75,109 shares of common stock in this closing, for net proceeds of $525,750.
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Net proceeds		$ 450,000
Warrants exercise price		$ 6.00
Warrants exercise		75,000